Long-term Debt, Credit Facilities (Q2 (Details) - USD ($) $ in Millions					1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 29, 2021	Apr. 30, 2021	Sep. 04, 2020	Apr. 22, 2019	Aug. 31, 2018	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 15, 2022	Feb. 14, 2022
Debt Instruments [Abstract]
Debt issuance cost						$ 1.1	$ 0.3
Truist Revolver [Member]
Debt Instruments [Abstract]
Line of credit maturity date				Apr. 20, 2020	Aug. 31, 2019		Sep. 03, 2021
Revolving line of credit agreement amount			$ 10.0	$ 27.0	$ 10.0
Truist Revolver [Member] | LIBOR [Member]
Debt Instruments [Abstract]
Term of variable rate							1 month
Basis spread on interest rate					1.30%
Truist Revolver [Member] | LIBOR [Member] | Minimum [Member]
Debt Instruments [Abstract]
Basis spread on interest rate			3.60%
Truist Revolver [Member] | LIBOR [Member] | Maximum [Member]
Debt Instruments [Abstract]
Basis spread on interest rate			4.35%
PNC Line of Credit [Member]
Debt Instruments [Abstract]
Proceeds from lines of credit							$ 0.0	$ 0.0
Line of credit maturity date						Apr. 30, 2024	Apr. 30, 2024
Revolving line of credit agreement amount		$ 5.0							$ 1.0	$ 10.0
Percentage of quarterly bank fees		1.65%
Percentage of unused line fee		0.20%
PNC Line of Credit [Member] | LIBOR [Member]
Debt Instruments [Abstract]
Basis spread on interest rate		1.65%
PNC Line of Credit [Member] | Alternate Base Rate [Member]
Debt Instruments [Abstract]
Basis spread on interest rate		0.65%
PNC Line of Credit [Member] | Bloomberg Short-Term Bank Yield Index [Member]
Debt Instruments [Abstract]
Basis spread on interest rate	1.65%
PNC Loan Facility [Member]
Debt Instruments [Abstract]
Proceeds from lines of credit	$ 16.3	$ 34.6
Line of credit maturity date		Apr. 30, 2024				Jun. 30, 2026	Apr. 30, 2024
Line of credit facility, maximum borrowing capacity	$ 75.0	$ 65.0								$ 125.0
Percentage of borrowing base facility limit in first year		65.00%
Percentage of borrowing base facility limit to subsequent year		75.00%
Pledged collateral as restricted cash		$ 10.0
Pledged collateral as restricted cash to be released quarterly in increments		$ 2.5
Debt issuance cost						$ 0.4	$ 0.3	$ 1.1
Minimum funding threshold multiplier						65.00%
PNC Loan Facility [Member] | LIBOR [Member]
Debt Instruments [Abstract]
Term of variable rate						1 month	1 month
PNC Loan Facility [Member] | Alternate Base Rate [Member]
Debt Instruments [Abstract]
Basis spread on interest rate		1.45%